Consolidated Statements of Comprehensive Income (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Statement [Abstract]
Total net revenue including related party transaction	¥ 447,350	$ 64,258	¥ 473,590	¥ 22,939
Cost of revenues including related party transactions	41,591	5,974	24,771	13,418
Provision for doubtful accounts	36,676	5,268	2,215	1,110
Total operating expenses including related party transactions	67,810	9,741	74,302	44,446
Interest income including related party transactions	¥ 47,459	$ 6,817	¥ 50,968	¥ 35,049